Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities
Accrued construction in progress			$ 515
Accrued payroll and related benefits		$ 1,008	493
Accrued clinical trial costs		271
Accrued operating expenses		719	450
Accrued financing costs		284
Accrued office lease		127	104
Accrued interest		2	2
Total accrued liabilities	$ 2,582	$ 2,411	$ 1,564